Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
NET SALES	$ 124,283		$ 137,789		$ 124,294
COST OF SALES	53,273		53,205		50,139
GROSS PROFIT	71,010		84,584		74,155
OPERATING EXPENSES (INCOME)
Research and development (a)	33,591	[1]	31,055	[1]	29,128	[1]
Selling, general and administrative (a)	31,165	[1]	31,087	[1]	41,055	[1]
Litigation income	(850)
Total operating expenses	63,906		62,142		70,183
INCOME FROM OPERATIONS	7,104		22,442		3,972
NON-OPERATING INCOME (EXPENSES)
Interest income	1,262		927		1,308
Gain on sale of long-term investments (note 9)	1,619
Impairment loss on long-term investments (note 9)	(422)
Foreign exchange gain (loss), net	46		(150)		31
Other, net	451		151		30
Total non-operating income	2,956		928		1,369
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX	10,060		23,370		5,341
INCOME TAX EXPENSE (note 14)	1,063		1,325		1,740
NET INCOME FROM CONTINUING OPERATIONS	8,997		22,045		3,601
INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX (a)	9	[1]	(9,843)	[1]	(6,418)	[1]
NET INCOME (LOSS)	9,006		12,202		(2,817)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized gain (loss) on available-for-sale securities	(1,619)		1,687		2,006
Foreign currency translation adjustments	941		2,583		287
Unrealized pension gain (loss)	(25)		(183)		9
Total other comprehensive income (loss)	(703)		4,087		2,302
COMPREHENSIVE INCOME (LOSS)	8,303		16,289		(515)
BASIC EARNINGS (LOSS) PER SHARE (note 17)
Continuing operations (in Dollars per share)	$ 0.01		$ 0.01
Discontinued operations (in Dollars per share)
(in Dollars per share)	$ 0.01		$ 0.01
DILUTED EARNINGS (LOSS) PER SHARE (note 17)
Continuing operations (in Dollars per share)	$ 0.01		$ 0.01
Discontinued operations (in Dollars per share)
(in Dollars per share)	$ 0.01		$ 0.01
NUMBER OF SHARES USED IN EARNINGS PER SHARE CALCULATION:
Basic (in thousands) (in Shares)	1,656,092		1,706,665		1,840,995
Diluted (in thousands) (in Shares)	1,694,303		1,752,832		1,865,876
(a) INCLUDES STOCK-BASED COMPENSATION CHARGE AS FOLLOWS:
Research and development	1,199		923		1,078
Selling, general and administrative	2,473		2,905		2,215
Discontinued operations			$ 66		$ 102

[1]	INCLUDES STOCK-BASED COMPENSATION CHARGE